Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Accrued compensation	$ 740,442	$ 88,789
Fixed assets	(9,095)
Net Operating Loss Carryforwards and Credits	14,494,408	13,933,735
Total Deferred Tax Assets	15,225,755	14,022,524
Valuation allowance	(15,225,755)	(14,022,524)
Net deferred tax / (liabilities)